SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current		$ 10
Prior year taxes	142
Deferred taxes, net		7
Total	$ 142	$ 17	$ (380)